Regulatory Capital Matters (Actual And Required Capital Amounts And Ratios Of CFBank) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	$ 26,246	$ 25,002
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	23,492	22,950
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	23,492	22,950
Tangible Capital to adjusted total assets, Actual Amount	23,492	22,950
Total Capital to risk weighted assets, Actual Ratio	12.08%	15.53%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	10.81%	14.26%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	9.34%	10.97%
Tangible Capital to adjusted total assets, Actual Ratio	9.34%	10.97%
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount	17,385	12,878
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount	8,693	6,439
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount	10,061	8,372
Tangible Capital to adjusted total assets, For Capital Adequacy Purposes Amount	3,773	3,139
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tangible Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	1.50%	1.50%
Capital Required to be Well Capitalized	21,731	16,098
Tier One Risk Based Capital Required to be Well Capitalized	13,039	9,659
Tier One Leverage Capital Required to be Well Capitalized	12,576	10,465
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
CF Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	26,078	19,317
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	$ 20,121	$ 16,744
Total Capital to risk weighted assets, Actual Ratio	12.00%	12.00%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	8.00%	8.00%